Current and long-term debt - Hamburg Commercial Bank Credit Facility (Details) - Senior Secured Hamburg Commercial Bank Credit facility [Member] $ in Thousands	1 Months Ended
Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [abstract]
Borrowings	$ 1,400
Periodic borrowing payment amount	$ 800
London Interbank Offered Rate (LIBOR) [Member]
Disclosure of detailed information about borrowings [abstract]
Adjustment to interest rate basis	2.25%